Acquisitions - CMRS Group - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2020
Brand name
Acquisitions
Gross carrying amount	$ 1,162
Customer relationship
Acquisitions
Gross carrying amount	1,032
CMRS Group Holding Limited
Acquisitions
Gross carrying amount	$ 2,194
Net revenues		$ 270,326
Net loss		$ (13,346)
CMRS Group Holding Limited | Brand name
Acquisitions
Estimated useful life	4 years
CMRS Group Holding Limited | Customer relationship
Acquisitions
Estimated useful life	4 years